Condensed Interim Consolidated Statements of (Income) Loss - CAD ($)	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Expenses
Exploration and evaluation	$ 1,809,381	$ 793,568
Assays and analysis	50,756	76,967
Drilling	342,027	35,772
Geological, including geophysical	198,506	160,825
Helicopter and fuel	213,775	47,534
Property acquisition and assessments costs	102,418	198
Site activities	727,583	264,815
Socioeconomic	128,534	184,537
Technical data	11,250	11,322
Travel and accommodation	34,532	11,598
Administration	146,576	126,492
Legal, accounting and audit	8,469	30,693
Office and administration	67,608	76,945
Rent	9,900	3,720
Shareholder communication	33,230	14,673
Travel and accommodation	4,442	0
Trust and regulatory	22,927	461
Equity-settled share-based compensation	38,792	0
Cost recoveries	(2,538,247)	(923,730)
Loss (income) before other items	(543,498)	(3,670)
Other items
Finance income	(1,983)	(11,722)
Interest expense - director's loans	28,712	24,932
Accretion expense - office lease	2,596	1,985
Other fee income	(239,835)	(52,672)
Amortization of Right-of-use asset	5,044	3,366
Transaction cost - director's loans	18,661	17,197
Foreign exchange loss	593	(10)
Net (income) loss	(729,711)	(20,594)
Other comprehensive (income) loss:
Change in value of marketable securities	(98,524)	68,163
Total other comprehensive (income) loss	$ (828,235)	$ 47,569
Basic and diluted (income) loss per share	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding	186,602,894	180,602,894